Stockholders' Equity - Common Stock (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Common stock, shares authorized	60,000,000	60,000,000	20,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	32,606,548	32,575,043	14,382,093
Common stock, shares outstanding	32,606,548	32,575,043	14,382,093
Common stock, shares reserved for future issuance	27,393,452	27,424,957	5,617,907